SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Foreign currency translation (Details)	Jun. 30, 2025 ¥ / $	Jun. 30, 2025 £ / $	Dec. 31, 2024 ¥ / $	Dec. 31, 2024 £ / $	Jun. 30, 2024 ¥ / $	Jun. 30, 2024 £ / $
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
At end of the period	7.1636	0.7288	7.2993	0.7987	7.2672	0.7911
Average rate for the period ended	7.252	0.7703	7.1957	0.7824	7.2151	0.7904